Prior Year Business Combinations and Acquisitions Narrative (Details) (USD $)	6 Months Ended			3 Months Ended			6 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 20, 2010	Sep. 30, 2010 SunTrust Acquisition [Member]	Dec. 31, 2012 SunTrust Acquisition [Member]	Mar. 31, 2011 SunTrust Acquisition [Member]	Dec. 31, 2010 SunTrust Acquisition [Member] Money Market Funds [Member]
Business acquisition assets under management acquired							$ 14,100,000,000
Total upfront payments	6,600,000
Business Acquisition Contingent Consideration Payable Period				5 years
Business Acquisition, Contingent Consideration, at Fair Value			20,100,000
Estimated remaining contingent purchase price payments					11,000,000
Remaining Business Acquisition Contingent Consideration Payable Period					3 years
Identifiable intangible assets, indefinite life						24,100,000
Fair value of future consideration payments liability					8,200,000
Fair value of acquisition-related future consideration liabilities, current					3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent		$ 8,300,000			$ 4,700,000